UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2019

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares				Value
	COMMON STOCKS - 86.7%
	AEROSPACE / DEFENSE - 0.5%
465	Raytheon Co.			$91,228

	BANKS - 5.9%
3,160	Bank of America Corp.			92,177
1,860	BB&T Corp.			99,268
2,665	Citigroup, Inc.			184,098
6,400	Fifth Third Bancorp			175,232
5,420	KeyCorp			96,693
680	PNC Financial Services Group, Inc.			95,309
1,445	State Street Corp.			85,529
15,070	UBS Group AG			170,442
				998,748
	CHEMICALS - 0.5%
4,415	Olin Corp.			82,649

	COMPUTERS - 0.5%
630	International Business Machines Corp.			91,615

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
84,483	Medley Management, Inc.			295,691

	FOREST PRODUCTS & PAPER- 0.6%
2,565	International Paper Co.			107,268

	HOLDING COMPANIES - DIVERSIFIED - 1.8%
25,000	Chardan Healthcare Acquisition Corp. *			299,250

	HOUSEWARES - 0.4%
4,670	Tupperware Brands Corp.			74,113

	INVESTMENT COMPANIES - 4.3%
1	Apollo Investment Corp.			16
94,340	FS KKR Capital Corp.			550,002
14,850	PennantPark Floating Rate Capital Ltd.			172,260
				722,278
	LEISURE TIME - 0.6%
2,440	Carnival Corp.			106,652

	MACHINERY - CONSTRUCTION & MINING - 0.6%
820	Caterpillar, Inc.			103,574

	MEDIA - 2.4%
12,260	Viacom, Inc.			321,948
625	Walt Disney Co.			81,450
				403,398
	MISCELLANEOUS MANUFACTURING - 2.1%
40,000	General Electric Co.			357,600

	OIL & GAS - 8.2%
8,620	BP PLC - ADR			327,474
4,840	Exxon Mobil Corp.			341,752
3,150	Hess Corp.			190,512
9,030	Royal Dutch Shell PLC - ADR			531,416
				1,391,154
	OIL & GAS SERVICES - 1.0%
4,965	Schlumberger Ltd.			169,654

	PACKING & CONTAINERS - 1.7%
8,040	WestRock Co.			293,058

	PHARMACEUTICALS - 8.9%
6,819	Bioxcel Therapeutics, Inc. *			48,006
8,190	Bristol-Myers Squibb Co.			415,315
8,450	CVS Health Corp.			532,942
74,430	Fortress Biotech, Inc.			104,946
5,725	GlaxoSmithKline PLC - ADR			244,343
630	Johnson & Johnson			81,509
2,430	Pfizer, Inc.			87,310
				1,514,371
	PIPELINES - 2.0%
8,500	Targa Resources Corp.			341,445

	REITS - 22.0%
85,705	Annaly Capital Management, Inc.			754,204
12,900	Arlington Asset Investment Corp.			70,821
131,580	Cedar Realty Trust, Inc.			394,740

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares				Value
	COMMON STOCKS - 86.7% (Continued)
	REITS - 22.0% (Continued)
27,455	Dynex Capital, Inc.			$405,785
10,300	Hospitality Properties Trust			265,637
2,555	Iron Mountain, Inc.			82,757
56,490	New York Mortgage Trust, Inc.			344,024
31,620	Pennsylvania Real Estate Investment Trust			180,866
9,120	Sabra Health Care REIT, Inc.			209,395
40,000	Sachem Capital Corp.			188,800
52,075	Senior Housing Properties Trust			481,954
76,500	Tremont Mortgage Trust			373,320
				3,752,303
	RETAIL - 4.4%
5,540	Kohl's Corp.			275,117
890	Lowe's Cos, Inc.			97,864
13,680	Macy's, Inc.			212,587
4,945	Nordstrom, Inc.			166,498
				752,066
	SEMICONDUCTORS - 0.6%
2,010	Intel Corp.			103,575

	SOFTWARE - 2.1%
6,405	Oracle Corp.			352,467

	TELECOMMUNICATIONS - 13.4%
14,295	AT&T, Inc.			540,923
63,070	CenturyLink, Inc.			787,114
2,700	Corning, Inc.			77,004
7,090	Juniper Networks, Inc.			175,477
138,465	Nokia OYJ - ADR			700,633
				2,281,151

	TRANSPORTATION - 0.5%
550	FedEx Corp.			80,064

	TOTAL COMMON STOCKS (Cost $15,650,755)			14,765,372

	EXCHANGE TRADED FUNDS - 5.0%
	EQUITY FUNDS - 5.0%
46,510	Alerian MLP ETF			425,101
10,530	Global X SuperDividend ETF			178,694
9,565	ProShares Ultra VIX Short-Term Futures ETF *			249,073
				852,868

	TOTAL EXCHANGE TRADED FUNDS (Cost - $942,492)			852,868

		Coupon	Maturity
	PREFERRED STOCKS - 2.8%
	INVESTMENT COMPANIES - 0.5%
3,500	PennantPark Investment Corp.	5.500%	10/15/2024	86,905

	REAL ESTATE - 2.3%
15,000	American Finance Trust, Inc.	7.500%	Perpetual	385,200

	TOTAL PREFERRED STOCKS (Cost - $466,250)			472,105

	SHORT-TERM INVESTMENTS - 8.6%
1,463,387	Federated Treasury Obligations Fund, Institutional Class, 1.84% **			1,463,387
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,463,387)			1,463,387

	TOTAL INVESTMENTS (Cost $18,522,884) - 103.1%			$17,553,732
	LIABILITIES LESS OTHER ASSETS - (3.1) %			(524,073)
	NET ASSETS - 100.0%			$17,029,659

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund.
MLP - Master Limited Partnership.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
* Non-Income Producing Security.
** Rate shown represents the rate at September 30, 2019 and is subject to change and resets daily.

Rational Tactical Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares							Value
		SHORT-TERM INVESTMENTS - 95.4%
		MONEY MARKET FUND - 20.7%
26,167,785		Federated Treasury Obligations Fund, Institutional Class, 1.84% *					$26,167,785

		U.S. TREASURY BILLS - 74.7%			Discount Rate (%)	Maturity
10,000,000	***	United States Treasury Bill			1.9781	10/3/2019	9,999,090
5,000,000	***	United States Treasury Bill			2.4011	10/10/2019	4,997,791
10,000,000	***	United States Treasury Bill			1.9539	11/7/2019	9,982,322
10,000,000	***	United States Treasury Bill			2.0950	12/19/2019	9,962,140
5,000,000		United States Treasury Bill			2.0173	12/26/2019	4,978,679
10,000,000		United States Treasury Bill			1.9790	1/9/2020	9,949,958
5,000,000		United States Treasury Bill			2.0229	1/23/2020	4,971,603
10,000,000		United States Treasury Bill			1.8921	2/6/2020	9,936,267
15,000,000		United States Treasury Bill			1.8384	2/20/2020	14,894,092
15,000,000	***	United States Treasury Bill			1.8299	3/12/2020	14,878,259
							94,550,201

		TOTAL SHORT-TERM INVESTMENTS (Cost - $120,684,478)					120,717,986

		TOTAL INVESTMENTS - 95.4% (Cost - $120,684,478)					$120,717,986
		OTHER ASSETS LESS LIABILITIES - 4.6%					5,822,277
		NET ASSETS - 100.0%					$126,540,263

Contracts ^			Counterparty	Notional Amount ($)	Expiration Date	Exercise Price ($)	Value
		OPTIONS WRITTEN ** - 0.1%
		CALL OPTIONS WRITTEN - 0.1%
636		S&P 500 Future Index, Maturing December 2019	Wedbush, HSBC	443,610,000	10/4/2019	2,790	71,550
958		S&P 500 Future Index, Maturing December 2019	Wedbush, HSBC	732,870,000	10/4/2019	3,060	23,950
		TOTAL CALL OPTIONS WRITTEN (Premiums Received - $139,275)					$95,500

^ Each contract is equivalent to one futures contract.
* Rate shown represents the rate at September 30, 2019 and is subject to change and resets daily.
** Non-income producing security.
*** All or a portion of this security is held as collateral for open options contracts.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCKS - 97.5%
	APPAREL - 7.5%
2,486	adidas AG - ADR	$387,070
9,529	LVMH Moet Hennessy Louis Vuitton SE - ADR	756,126
12,754	NIKE, Inc.	1,197,856
		2,341,052
	AUTO MANUFACTURERS - 3.4%
5,853	Ferrari NV	901,889
643	Tesla, Inc. *	154,879
		1,056,768
	BIOTECHNOLOGY - 1.2%
1,959	Amgen, Inc.	379,086

	CHEMICALS - 1.5%
831	Sherwin-Williams Co.	456,942

	COMMERCIAL SERVICES - 2.8%
8,459	PayPal Holdings, Inc. *	876,268

	COMPUTERS - 2.7%
3,823	Apple, Inc.	856,237

	COSMETICS/PERSONAL CARE - 2.2%
3,489	Estee Lauder Cos, Inc.	694,137

	DIVERSIFIED FINANCIAL SERVICES - 7.4%
4,021	Mastercard, Inc.	1,091,983
7,042	Visa, Inc.	1,211,294
		2,303,277
	ENTERTAINMENT - 2.4%
11,493	Live Nation Entertainment, Inc. *	762,446

	HOME BUILDERS - 1.8%
5,100	DR Horton, Inc.	268,821
5,000	Lennar Corp.	279,250
		548,071
	HOME FURNISHINGS - 4.3%
22,612	Sony Corp. - ADR	1,337,048

	INTERNET - 18.7%
9,832	Alibaba Group Holding Ltd. - ADR *	1,644,205
557	Alphabet, Inc. *	680,175
695	Amazon.com, Inc. *	1,206,457
3,811	Roku, Inc. *	387,807
492	Shopify, Inc. *	153,337
4,528	Spotify Technology SA *	516,192
30,313	Tencent Holdings Ltd. - ADR	1,261,930
		5,850,103
	MEDIA - 4.1%
9,936	Walt Disney Co.	1,294,860

	PHARMACEUTICALS - 2.5%
15,212	Bristol-Myers Squibb Co.	771,401

	RETAIL - 24.1%
486	Chipotle Mexican Grill, Inc. *	408,468
2,619	Costco Wholesale Corp.	754,560
10,992	Five Below, Inc. *	1,386,091
4,971	Home Depot, Inc.	1,153,371
7,771	Lululemon Athletica, Inc. *	1,496,151
932	RH *	159,214
9,518	Shake Shack, Inc. *	933,145
3,957	Starbucks Corp.	349,878
3,523	Ulta Beauty, Inc. *	883,040
		7,523,918
RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCKS - 97.5% (Continued)
	SOFTWARE - 8.7%
3,067	Adobe, Inc. *	$847,259
11,283	Microsoft Corp.	1,568,675
1,839	Workday, Inc. *	312,556
		2,728,490
	TOYS/GAMES/HOBBIES - 2.2%
14,894	Nintendo Co., Ltd. - ADR	694,060

	TOTAL COMMON STOCKS (Cost $26,415,236)	30,474,164

	SHORT-TERM INVESTMENTS - 2.5%
766,630	Federated Treasury Obligations Fund, Institutional Class, 1.84% **	766,630
	TOTAL SHORT-TERM INVESTMENTS (Cost $766,630)	766,630

	TOTAL INVESTMENTS (Cost $27,181,866) - 100.0%	$31,240,794
	OTHER ASSETS LESS LIABILITIES - 0.0%	4,578
	NET ASSETS - 100.0%	$31,245,372

* Non-income producing security.
** Rate shown represents the rate at September 30, 2019, and is subject to change and resets daily.

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	MUTUAL FUNDS - 88.9%
	DEBT FUNDS - 46.8%
95,140	Catalyst Enhanced Income Strategy Fund , Institutional Class +	$1,066,522
52,529	Catalyst Insider Income Fund, Institutional Class +	502,173
82,450	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +	781,623
77,591	Context Insurance Linked Income Fund, Institutional Class +	741,770
75,303	Rational Special Situations Income Fund, Institutional Class +	1,504,555
		4,596,643
	EQUITY FUNDS - 42.1%
22,903	Catalyst Buyback Strategy Fund, Institutional Class +	244,372
12,960	Catalyst Insider Buying Fund, Institutional Class +	240,280
18,826	Catalyst IPOx Allocation Fund, Institutional Class +	260,551
176,242	Catalyst MLP & Infrastructure Fund, Institutional Class +	756,076
10,884	Catalyst/MAP Global Equity Fund, Institutional Class +	161,445
15,917	Rational Dynamic Brands Fund, Institutional Class +	629,503
103,338	Rational NuWave Enhanced Market Opportunity Fund, Institutional Class +	1,836,324
		4,128,551

	TOTAL MUTUAL FUNDS (Cost - $8,569,021)	8,725,194

	EXCHANGE TRADED FUNDS - 10.6%
	EQUITY FUNDS - 10.6%
43,000	Strategy Shares NASDAQ 7 Handl Index ETF +	1,040,170
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,070,587)	1,040,170

	SHORT-TERM INVESTMENTS - 0.6%
54,617	Federated Treasury Obligations Fund, Institutional Class, 1.84% *	54,617
	TOTAL SHORT-TERM INVESTMENTS (Cost - $54,617)	54,617

	TOTAL INVESTMENTS - 100.1% (Cost - $9,694,225)	$9,819,981
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(7,655)
	NET ASSETS - 100.0%	$9,812,326

ETF - Exchange Traded Fund.
+ Investment in affiliate.
* Rate shown represents the rate at September 30, 2019, and is subject to change and resets daily.

RATIONAL TREND AGGREGATION VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCKS - 79.5%
	ADVERTISING- 3.6%
8,292	Omnicom Group, Inc.	$649,263

	AEROSPACE/DEFENSE - 2.5%
1,159	Raytheon Co.	227,384
428	TransDigm Group, Inc.	222,847
		450,231
	AIRLINES - 1.3%
4,148	Southwest Airlines Co.	224,033

	BANKS - 2.5%
1,057	Goldman Sachs Group, Inc.	219,042
4,616	Wells Fargo & Co.	232,831
		451,873
	BEVERAGES - 8.6%
16,101	Coca-Cola Co.	876,538
4,793	PepsiCo, Inc.	657,120
		1,533,658
	BIOTECHNOLOGY - 1.2%
1,147	Amgen, Inc.	221,956

	CHEMICALS - 3.6%
2,914	Air Products & Chemicals, Inc.	646,500

	COMMERCIAL SERVICES - 1.2%
1,055	Moody's Corp.	216,096

	COMPUTERS - 2.6%
1,038	Apple, Inc.	232,481
4,313	Seagate Technology PLC	231,996
		464,477
	COSMETICS/PERSONAL CARE - 1.3%
1,834	Procter & Gamble Co.	228,113

	DIVERSIFIED FINANCIAL SERVICES - 12.0%
6,692	Ally Financial, Inc.	221,907
2,724	Discover Financial Services	220,889
2,381	Mastercard, Inc.	646,608
6,696	Nelnet, Inc.	425,866
3,709	Visa, Inc.	637,985
		2,153,255
	ELECTRONICS - 3.6%
3,836	Honeywell International, Inc.	649,051

	ENERGY - 1.1%
48,291	Crescent Point Energy Corp. *	205,720

	FOOD - 1.3%
4,833	Campbell Soup Co.	226,764

	INSURANCE - 4.9%
3,102	Berkshire Hathaway, Inc. *	645,278
190	Markel Corp. *	224,561
		869,839
	INTERNET - 4.9%
1,684	Expedia Group, Inc.	226,346
13,262	Pinduoduo, Inc. - ADR *	427,302
9,464	Symantec Corp.	223,634
		877,282
	MACHINERY DIVERSIFIED - 3.6%
1,796	Roper Technologies, Inc.	640,454

	MEDIA - 3.6%
4,919	Walt Disney Co.	641,044

	PHARMACEUTICALS - 1.3%
4,473	Bristol-Myers Squibb Co.	226,826

	PRIVATE EQUITY - 1.2%
7,753	KKR & Co., Inc.	208,168

	REITS - 1.2%
884	SBA Communications Corp. *	213,177
RATIONAL TREND AGGREGATION VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCKS (Continued) - 79.5%
	SEMICONDUCTORS - 8.8%
4,434	Applied Materials, Inc.	$221,257
2,868	KLA-Tencor Corp.	457,303
960	Lam Research Corp.	221,866
7,764	Teradyne, Inc.	449,613
1,784	Texas Instruments, Inc.	230,564
		1,580,603
	SOFTWARE - 3.6%
8,254	Activision Blizzard, Inc.	436,802
27,394	Immersion Corp. *	209,564
		646,366

	TOTAL COMMON STOCKS (Cost - $13,923,367)	14,224,749

	EXCHANGE TRADED FUNDS - 13.7%
6,900	ProShares Ultra VIX Short-Term Futures ETF *	179,676
7,650	SPDR S&P 500 ETF Trust	2,270,291
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,449,079)	2,449,967

	SHORT-TERM INVESTMENTS - 6.4%
1,142,482	Federated Treasury Obligations Fund, Institutional Class, 1.84% **	1,142,482
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,142,482)	1,142,482

	TOTAL INVESTMENTS - 99.6% (Cost - $17,514,928)	$17,817,198
	OTHER ASSETS LESS LIABILITIES - 0.4%	70,307
	NET ASSETS - 100.0%	$17,887,505

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust.
* Non-income producing security.
** Rate shown represents the rate at September 30, 2019 and is subject to change and resets daily.

RATIONAL INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCKS - 98.5%
	ADVERTISING - 3.8
5,350	Trade Desk, Inc. *	$1,003,393

	AEROSPACE - 4.9%
200	Heico Corp.	24,976
2,450	TransDigm Group, Inc.	1,275,642
		1,300,618
	BEVERAGES - 0.4%
2,000	Monster Beverage Corp. *	116,120

	BIOTECHNOLOGY - 9.1%
160,200	Amarin Corp. PLC - ADR *	2,428,632

	BUILDING MATERIALS - 0.1%
100	Lennox International, Inc.	24,297

	COMMERICIAL SERVICES - 7.6%
181	Global Payments, Inc.	28,781
11,250	HealthEquity, Inc. *	642,881
16,900	IHS Markit Ltd. *	1,130,272
1,200	Paypal Holdings, Inc. *	124,308
400	S&P Global, Inc.	97,992
100	TransUnion	8,111
		2,032,345
	DIVERSIFIED FINANCIAL SERVICES - 11.7%
2,300	Charles Schwab Corp.	96,209
3,000	Mastercard, Inc.	814,710
21,370	Pagseguro Digital Ltd. *	989,645
7,200	Visa, Inc.	1,238,472
		3,139,036
	ELECTRIC - 5.0%
300	Consolidated Edison, Inc.	28,341
5,650	NextEra Energy, Inc.	1,316,394
		1,344,735
	HEALTHCARE-PRODUCTS - 0.1%
100	Stryker Corp.	21,630

	INTERNET - 19.4%
3,900	GoDaddy, Inc. *	257,322
13,450	IAC/InterActive Corp. *	2,931,697
5650	Palo Alto Networks, Inc. *	1,151,639
6,570	Proofpoint, Inc. *	847,858
		5,188,516
	LEISURE TIME - 0.9%
4,000	Norwegian Cruise Line Holdings Ltd. *	207,080
400	Royal Caribbean Cruises Ltd.	43,332
		250,412
	MACHINERY - 0.3%
200	Roper Technologies, Inc.	71,320

	PRIVATE EQUITY - 4.5%
44,500	KKR & Co., Inc.	1,194,825

	REITS - 0.3%
9,800	Annaly Capital Management, Inc.	86,240

	RETAIL - 9.5%
50	AutoZone, Inc. *	54,231
16,500	Carvana Co. *	1,089,000
1,250	Dollar Tree, Inc. *	142,700
760	Five Below, Inc. *	95,836
100	Home Depot, Inc.	23,202
2,600	O'Reilly Automotive, Inc. *	1,036,126
350	Ulta Beauty, Inc. *	87,727
		2,528,822
	SEMICONDUCTORS - 0.2%
200	Broadcom, Inc.	55,214

	SOFTWARE - 20.6%
100	Adobe Systems, Inc. *	27,625
9,200	Fiserv, Inc. *	953,028
9,350	Microsoft Corp.	1,299,930
4,085	New Relic, Inc. *	251,023
5,700	Paycom Software, Inc. *	1,194,093
4,900	ServiceNow, Inc. *	1,243,865
3,600	Vmware, Inc.	540,216
		5,509,780
RATIONAL INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Value
	COMMON STOCKS (Continued) - 98.5%
	WATER - 0.1%
500	Aqua America, Inc.	$22,415

	TOTAL COMMON STOCKS (Cost - $24,966,285)	26,318,350
	SHORT-TERM INVESTMENTS - 1.7%
449,366	Federated Treasury Obligations Fund, Institutional Class, 1.84% **	$449,366
	TOTAL SHORT-TERM INVESTMENTS (Cost - $449,366)	449,366

	TOTAL INVESTMENTS - 100.2% (Cost - $25,415,651)	$26,767,716
	LIABILITIES IN EXCESS OF OTHER ASSETS- (0.2) %	(50,242)
	NET ASSETS - 100.0%	$26,717,474
ADR - American Deposirty Receipt
* Non-income producing security.
** Rate shown represents the rate at September 30, 2019 and it is subject to change and resets daily.

RATIONAL/ RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares				Value
	SHORT-TERM INVESTMENTS - 91.0. %
42,908,880	Fidelity Institutional Government Portfolio , Institutional Class, 1.90% * +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $42,908,880)			$42,908,880

	TOTAL INVESTMENTS - 91.0% (Cost - $42,908,880)			$42,908,880
	OTHER ASSETS LESS LIABILITIES - 9.0%			4,234,080
	NET ASSETS - 100.0%			$47,142,960

				Unrealized
Long Contracts		Notional Amount ($)	Maturity	Appreciation / (Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.1) %
29	AUDUSD Currency Future	1,962,720	December-19	(16,150)
5	Brent Crude Future +	296,250	December-19	(9,350)
5	Copper Future +	322,313	December-19	413
16	Corn Future +	310,400	December-19	(11,838)
17	Dax Index Future	5,750,453	December-19	21,623
207	DJ US Real Estate	7,625,880	December-19	120,240
194	Euro-Bund Future	36,853,681	December-19	(256,771)
85	FTSE 100 Index Future	7,733,886	December-19	97,877
2	Gold 100 OZ Future +	294,580	December-19	6,670
86	Long Gilt Future	14,226,463	December-19	123,200
13	Nasdaq 100 E-Mini	2,020,330	December-19	(36,868)
23	Nikkei 225 (CME)	2,517,925	December-19	57,800
50	S&P/TSX 60 IX Future	7,523,414	December-19	(33,936)
8	S&P 500 E-Mini Future	1,191,400	December-19	(10,183)
7	Soybean Future +	317,100	November-19	3,413
79	SPI 200 Future	8,900,687	December-19	16,506
151	US 10 YR Note (CBT)	19,677,188	December-19	(99,289)
5	US Long Bond (CBT)	811,563	December-19	(12,906)
11	Wheat Future (CBT) +	272,663	December-19	11,213
4	WTI Crude Future +	216,280	November-19	(28,860)
22	World Sugar #11	311,696	March-20	13,630
	Net Unrealized Depreciation from Open Long Futures Contracts			(43,566)
Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 1.2%
315	C$ Currency Future	23,823,450	December-19	148,400
109	Euro FX Currency Future	14,936,406	December-19	228,067
93	GBP Currency Future	7,167,975	December-19	58,675
173	Japanese Yen Currency Future	20,106,925	December-19	150,389
	Net Unrealized Appreciation from Open Short Futures Contracts			585,531
	Total Unrealized Gain From Open Futures Contracts			$541,965

* Rate shown represents the rate at September 30, 2019, and is subject to change and resets daily.
+ All or a portion of this investment is a holding of the RDMF Fund, Ltd.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares						Value
	COMMON STOCKS - 106.1%
	ADVERTISING - 2.9%
2,100	Omnicom Group, Inc. +					$164,430

	AGRICULTURE - 2.0%
2,800	Altria Group, Inc. +					114,520

	AIRLINES - 0.3%
300	Delta Air Lines, Inc. +					17,280

	AUTO MANUFACTURERS - 1.0%
800	PACCAR, Inc. +					56,008

	BANKS - 13.0%
500	First Republic Bank +					48,350
1,900	JP Morgan Chase & Co. +					223,611
1,400	Northern Trust Corp. +					130,648
2,200	Toronto-Dominion Bank +					128,172
3,700	US Bancorp +					204,758
						735,539
	BEVERAGES - 1.4%
1,400	Coca-Cola Co. +					76,216

	BIOTECHNOLOGY - 1.7%
500	Amgen, Inc. +					96,755

	CHEMICALS - 4.1%
2,600	LyondellBasell Industries NV +					232,622

	COMMERCIAL SERVICES - 0.7%
400	PayPal Holdings, Inc. +					41,436

	COMPUTERS - 9.3%
1,300	Apple, Inc. +					291,161
1,600	International Business Machines Corp. +					232,672
						523,833
	COSMETICS/PERSONAL CARE - 2.7%
2,100	Colgate-Palmolive Co. +					154,371

	ELECTRIC - 8.9%
3,300	Dominion Energy, Inc. +					267,432
7,500	PPL Corp. +					236,175
						503,607
	ELECTRONICS - 3.0%
400	Fortive Corp. +					27,424
1,100	Garmin Ltd. +					93,159
500	TE Connectivity Ltd. +					46,590
						167,173
	FOOD - 2.1%
2,700	Hormel Foods Corp. +					118,071

	FOREST PRODUCTS & PAPER - 0.7%
1,000	International Paper Co. +					41,820

	HEALTHCARE-SERVICES - 1.9%
500	UnitedHealth Group, Inc. +					108,660

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares						Value
	COMMON STOCKS - 106.1% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 1.1%
400	Clorox Co. +					$60,748

	INSURANCE - 1.2%
600	Allstate Corp. +					65,208

	INTERNET - 5.9%
100	Alphabet, Inc. * +					122,114
100	Amazon.com, Inc. * +					173,591
200	Facebook, Inc. * +					35,616
						331,321
	MINING - 1.3%
2,000	Newmont Goldcorp Corp. +					75,840

	MISCELLANEOUS MANUFACTURING - 5.6%
1,100	3M Co. +					180,840
1,600	Eaton Corp. PLC +					133,040
						313,880
	OIL & GAS - 6.7%
1,300	Chevron Corp. +					154,180
2,600	Exxon Mobil Corp. +					183,586
700	Marathon Petroleum Corp. +					42,525
						380,291
	PHARMACEUTICALS - 17.8%
2,000	AbbVie, Inc. +					151,440
1,000	AmerisourceBergen Corp. +					82,330
400	Bristol-Myers Squibb Co. +					20,284
4,600	CVS Health Corp. +					290,122
2,600	Johnson & Johnson +					336,388
3,500	Pfizer, Inc. +					125,755
						1,006,319
	RETAIL - 3.4%
900	Darden Restaurants, Inc. +					106,398
800	Lowe's Cos., Inc. +					87,968
						194,366
	SOFTWARE - 1.5%
200	Fiserv, Inc. * +					20,718
800	Paychex, Inc. +					66,216
						86,934
	TELECOMMUNICATIONS - 5.3%
3,100	Cisco Systems, Inc. +					153,171
2,400	Verizon Communications, Inc. +					144,864
						298,035
	TRANSPORTATIONS - 0.6%
400	CH Robinson Worldwide, Inc. +					33,912

	TOTAL COMMON STOCKS (Cost - $5,993,197)					5,999,195
RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Contracts ^		Counter party	Notional Amount (S)	Expiration Date	Exercise Price ($)	Value
	PUT OPTIONS PURCHASED - 0.7%
95	S&P 500 Index	Credit Suisse	21,850,000	12/20/2019	2,300.00	$34,675
20	SPDR Dow Jones Industrial Aver DIA US	Credit Suisse	520,000	10/18/2019	260.00	2,220
	TOTAL PUT OPTIONS PURCHASED (Cost - $111,060)					36,895
Shares
	SHORT TERM INVESTMENTS - 3.2%
182,866	Fidelity Institutional Government Portfolio - Institutional Class, 1.90% **					182,866
	TOTAL SHORT-TERM INVESTMENTS (Cost - $182,866)					$182,866

	TOTAL INVESTMENTS - 110.0% (Cost - $6,287,123)					$6,218,956
	LIABILITIES LESS OTHER ASSETS - (10.0) %					(566,294)
	NET ASSETS - 100.0%					$5,652,662

Contracts ^		Counter party	Notional Amount (S)	Expiration Date	Exercise Price ($)	Value
	CALL OPTIONS WRITTEN * - (7.9) %
1	3M Co.	Credit Suisse	17,000	10/18/2019	170.00	$124
7	3M Co.	Credit Suisse	119,000	1/17/2020	170.00	3,780
3	3M Co.	Credit Suisse	49,500	6/19/2020	165.00	3,735
20	AbbVie, Inc.	Credit Suisse	150,000	2/21/2020	75.00	9,000
6	Allstate Corp.	Credit Suisse	63,000	1/17/2020	105.00	4,050
1	Alphabet, Inc.	Credit Suisse	110,000	1/17/2020	1,100.00	15,050
28	Altria Group, Inc.	Credit Suisse	133,000	3/20/2020	47.50	2,240
1	Amazon.com, Inc.	Credit Suisse	195,000	1/17/2020	1,950.00	2,880
10	AmerisourceBergen Corp.	Credit Suisse	92,500	1/17/2020	92.50	1,925
5	Amgen, Inc.	Credit Suisse	90,000	1/17/2020	180.00	8,875
10	Apple, Inc.	Credit Suisse	185,000	10/18/2019	185.00	39,220
3	Apple, Inc.	Credit Suisse	61,500	4/17/2020	205.00	8,568
4	Bristol-Myers Squibb Co.	Credit Suisse	20,800	10/18/2019	52.00	128
4	CH Robinson Worldwide, Inc.	Credit Suisse	35,000	11/15/2019	87.50	740
6	Chevron Corp.	Credit Suisse	78,000	1/17/2020	130.00	660
7	Chevron Corp.	Credit Suisse	84,000	3/20/2020	120.00	4,004
31	Cisco Systems, Inc.	Credit Suisse	155,000	3/20/2020	50.00	9,300
4	Clorox Co.	Credit Suisse	64,000	1/17/2020	160.00	1,480
14	Coca-Cola Co.	Credit Suisse	73,500	1/17/2020	52.50	4,340
11	Colgate-Palmolive Co.	Credit Suisse	77,000	11/15/2019	70.00	4,620
10	Colgate-Palmolive Co.	Credit Suisse	72,500	2/21/2020	72.50	3,900
9	CVS Health Corp.	Credit Suisse	51,750	1/17/2020	57.50	6,435
37	CVS Health Corp.	Credit Suisse	222,000	1/17/2020	60.00	19,425
9	Darden Restaurants, Inc.	Credit Suisse	108,000	1/17/2020	120.00	4,500
3	Delta Air Lines, Inc.	Credit Suisse	17,700	10/18/2019	59.00	321
21	Dominion Energy, Inc.	Credit Suisse	162,750	1/17/2020	77.50	10,836
12	Dominion Energy, Inc.	Credit Suisse	93,000	4/17/2020	77.50	6,756
11	Eaton Corp PLC	Credit Suisse	82,500	1/17/2020	75.00	10,670
5	Eaton Corp PLC	Credit Suisse	40,000	1/17/2020	80.00	3,050
26	Exxon Mobil Corp.	Credit Suisse	188,500	3/20/2020	72.50	6,812
2	Facebook, Inc.	Credit Suisse	38,000	10/18/2019	190.00	114
5	First Republic Bank	Credit Suisse	47,500	11/15/2019	95.00	2,150
2	Fiserv, Inc.	Credit Suisse	21,000	3/20/2020	105.00	1,456
4	Fortive Corp.	Credit Suisse	32,000	1/17/2020	80.00	194
11	Garmin Ltd.	Credit Suisse	88,000	1/17/2020	80.00	8,151
27	Hormel Foods Corp.	Credit Suisse	121,500	1/17/2020	45.00	4,185
16	International Business Machine Corp.	Credit Suisse	216,000	11/15/2019	135.00	19,536
10	International Paper Co.	Credit Suisse	40,000	1/17/2020	40.00	3,245
11	Johnson & Johnson	Credit Suisse	143,000	1/17/2020	130.00	5,390
19	Johnson & Johnson	Credit Suisse	247,000	3/20/2020	130.00	11,742
6	JPMorgan Chase Co.	Credit Suisse	63,000	1/17/2020	105.00	8,364
7	JPMorgan Chase Co.	Credit Suisse	80,500	3/20/2020	115.00	5,670
6	JPMorgan Chase Co.	Credit Suisse	72,000	6/19/2020	120.00	4,260
8	Lowe's Cos., Inc.	Credit Suisse	88,000	1/17/2020	110.00	5,008
26	LyondellBasell Industries NV	Credit Suisse	208,000	1/17/2020	80.00	30,784

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Contracts ^		Counter party	Notional Amount (S)	Expiration Date	Exercise Price ($)	Value
	CALL OPTIONS WRITTEN * - (7.9) % (Continued)
7	Marathon Petroleum Corp.	Credit Suisse	35,000	4/17/2020	50.00	$9,275
20	Newmont Goldcorp Corp.	Credit Suisse	86,000	3/20/2020	43.00	2,720
14	Northern Trust Corp.	Credit Suisse	126,000	1/17/2020	90.00	9,800
21	Omnicom Group, Inc.	Credit Suisse	162,750	4/17/2020	77.50	11,550
8	PACCAR, Inc.	Credit Suisse	52,400	12/20/2019	65.50	5,080
8	Paychex, Inc.	Credit Suisse	68,000	12/20/2019	85.00	1,560
4	PayPal Holdings, Inc.	Credit Suisse	44,000	1/17/2020	110.00	1,552
35	Pfizer, Inc.	Credit Suisse	140,000	3/20/2020	40.00	1,925
59	PPL Corp.	Credit Suisse	182,900	1/17/2020	31.00	9,440
16	PPL Corp.	Credit Suisse	51,200	1/17/2020	32.00	1,760
10	S&P 500 Index	Credit Suisse	3,050,000	12/20/2019	3,050.00	44,750
5	TE Connectivity Ltd.	Credit Suisse	47,500	1/17/2020	95.00	2,000
22	Toronto-Dominion Bank	Credit Suisse	121,000	4/17/2020	55.00	9,460
3	UnitedHealth Group, Inc.	Credit Suisse	78,000	10/18/2019	260.00	9
2	UnitedHealth Group, Inc.	Credit Suisse	48,000	1/17/2020	240.00	950
3	UnitedHealth Group, Inc.	Credit Suisse	72,000	3/20/2020	240.00	2,304
37	US Bancorp	Credit Suisse	194,250	1/17/2020	52.50	16,095
8	Verizon Communications, Inc.	Credit Suisse	46,000	1/17/2020	57.50	3,056
16	Verizon Communications, Inc.	Credit Suisse	96,000	6/19/2020	60.00	5,600
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $354,035)					$446,559

PLC - Public Limited Company
+ All or a portion of the security is held as collateral for call options.
* Non-income producing securities.
** Rate shown represents the rate at September 30, 2019, and is subject to change and resets daily.
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares						Value
	COMMON STOCKS - 73.2%
	ADVERTISING - 0.2%
889	Interpublic Group of Cos., Inc.					$19,167
564	Omnicom Group, Inc.					44,161
						63,328
	AEROSPACE/DEFENSE - 0.9%
1,291	Arconic, Inc.					33,566
18	Boeing Co.					6,848
484	General Dynamics Corp.					88,441
143	Lockheed Martin Corp.					55,779
21	Northrop Grumman Corp.					7,871
287	Raytheon Co.					56,307
477	United Technologies Corp.					65,120
						313,932
	AGRICULTURE - 0.6%
3,472	Altria Group, Inc.					142,005
263	Archer-Daniels-Midland Co.					10,801
1,130	British American Tobacco PLC - ADR					41,697
86	Philip Morris International, Inc.					6,530
						201,033
	AIRLINES - 1.2%
435	Alaska Air Group, Inc.					28,236
1,347	American Airlines Group, Inc.					36,329
5,730	Delta Air Lines, Inc.					330,048
566	JetBlue Airways Corp.*					9,480
309	Southwest Airlines Co.					16,689
176	United Continental Holdings, Inc. *					15,560
						436,342
	APPAREL - 0.6%
2,000	Capri Holdings Ltd. *					66,320
142	Hanesbrands, Inc.					2,175
74	NIKE, Inc.					6,950
85	PVH Corp.					7,500
220	Ralph Lauren Corp.					21,003
217	Skechers U.S.A., Inc. *					8,105
2,468	Tapestry, Inc.					64,291
209	VF Corp.					18,599
						194,943
	AUTO MANUFACTURERS - 0.6%
17,789	Ford Motor Co.					162,947
811	General Motors Co.					30,396
140	PACCAR, Inc.					9,801
						203,144
	AUTO PARTS & EQUIPMENT - 0.1%
177	APTIV PLC					15,473
321	BorgWarner, Inc.					11,774
752	Goodyear Tire & Rubber Co.					10,833
						38,080
	BANKS - 3.3%
1,209	Bank of America Corp.					35,267
78	Bank of New York Mellon Corp.					3,526
294	BB&T Corp.					15,691
1,023	Citigroup, Inc.					70,669
1,106	Citizens Financial Group, Inc.					39,119
71	Comerica, Inc.					4,685
766	Fifth Third Bancorp					20,973
127	Goldman Sachs Group, Inc.					26,318
4,429	Huntington Bancshares, Inc.					63,202
1,671	JPMorgan Chase & Co.					196,660
4,988	KeyCorp					88,986
41	M&T Bank Corp.					6,477
240	Morgan Stanley					10,241
555	Northern Trust Corp.					51,793
RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares						Value
	COMMON STOCKS - 73.2% (Continued)
	BANKS - 3.3% (Continued)
318	PNC Financial Services Group, Inc.					$44,571
6,605	Regions Financial Corp.					104,491
1,349	State Street Corp.					79,847
629	SunTrust Banks, Inc.					43,275
4,164	US Bancorp					230,436
204	Wells Fargo & Co.					10,290
217	Zions Bancorp NA					9,661
						1,156,178
	BEVERAGES - 1.4%
4,634	Coca-Cola Co.					252,275
150	Constellation Brands, Inc.					31,092
1,802	Keurig Dr Pepper, Inc.					49,231
248	Molson Coors Brewing Co.					14,260
94	Monster Beverage Corp. *					5,458
1,078	PepsiCo, Inc.					147,794
						500,110
	BIOTECHNOLOGY - 1.9%
181	Alexion Pharmaceuticals, Inc. *					17,727
747	Amgen, Inc.					144,552
368	Biogen, Inc. *					85,678
207	BioMarin Pharmaceutical, Inc. *					13,952
392	Bluebird Bio, Inc. *					35,993
1,663	Celgene Corp. *					165,136
1,551	Gilead Sciences, Inc.					98,302
21	Illumina, Inc. *					6,389
142	Incyte Corp. *					10,541
260	Regeneron Pharmaceuticals, Inc. *					72,124
99	United Therapeutics Corp. *					7,895
94	Vertex Pharmaceuticals, Inc. *					15,925
						674,214
	BUILDING MATERIALS - 0.2%
1,186	Johnson Controls International PLC					52,054
5	Martin Marietta Materials, Inc.					1,370
190	Masco Corp.					7,919
40	Vulcan Materials Co.					6,050
						67,393
	CHEMICALS - 1.4%
416	Air Products & Chemicals, Inc.					92,294
1,803	CF Industries Holdings, Inc.					88,708
1,016	DuPont de Nemours, Inc.					72,451
47	Eastman Chemical Co.					3,470
278	Ecolab, Inc.					55,055
581	Linde PLC					112,551
210	LyondellBasell Industries NV					18,789
2,040	Mosaic Co.					41,820
121	PPG Industries, Inc.					14,340
4	Sherwin-Williams Co.					2,199
						501,677
	COMMERCIAL SERVICES - 1.9%
286	Automatic Data Processing, Inc.					46,166
135	Equifax, Inc.					18,990
305	FleetCor Technologies, Inc. *					87,468
2,323	H&R Block, Inc.					54,869
278	Moody's Corp.					56,943
1,203	Nielsen Holdings PLC					25,564
943	PayPal Holdings, Inc. *					97,685
891	S&P Global, Inc.					218,277
12	United Rentals, Inc. *					1,496
348	Verisk Analytics, Inc.					55,033
						662,491
RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares						Value
	COMMON STOCKS - 73.2% (Continued)
	COMPUTERS - 3.0%
707	Accenture PLC					$135,991
72	Apple, Inc.					16,126
84	Check Point Software Technologies Ltd. *					9,198
472	Cognizant Technology Solutions Corp.					28,445
5,632	DXC Technology Co.					166,144
186	Hewlett Packard Enterprise Co.					2,822
1,696	HP, Inc.					32,088
3,909	Infosys Ltd. - ADR					44,445
686	International Business Machines Corp.					99,758
1,933	NetApp, Inc.					101,502
2,672	Seagate Technology PLC					143,727
4,820	Western Digital Corp.					287,465
						1,067,711
	COSMETICS/PERSONAL CARE - 0.5%
102	Colgate-Palmolive Co.					7,498
619	Estee Lauder Cos., Inc.					123,150
314	Procter & Gamble Co.					39,055
361	Unilever NV - ADR					21,671
						191,374
	DISTRIBUTION/WHOLESALE - 0.1%
946	Fastenal Co.					30,906
62	WW Grainger, Inc.					18,423
						49,329
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
310	Alliance Data Systems Corp.					39,720
1,367	American Express Co.					161,689
136	Ameriprise Financial, Inc.					20,006
6	BlackRock, Inc.					2,674
261	Capital One Financial Corp.					23,746
857	Charles Schwab Corp.					35,848
7	CME Group, Inc.					1,479
1,728	Discover Financial Services					140,123
165	E*TRADE Financial Corp.					7,209
275	Franklin Resources, Inc.					7,936
16	Intercontinental Exchange, Inc.					1,476
3,310	Invesco Ltd.					56,071
340	Mastercard, Inc.					92,334
47	Nasdaq, Inc.					4,669
1,163	T Rowe Price Group, Inc.					132,873
337	TD Ameritrade Holding Corp.					15,738
502	Visa, Inc.					86,349
2,160	Western Union Co.					50,047
						879,987
	ELECTRIC - 2.0%
600	American Electric Power Co., Inc.					56,214
594	CenterPoint Energy, Inc.					17,927
175	CMS Energy Corp.					11,191
112	Consolidated Edison, Inc.					10,581
1,112	Dominion Energy, Inc.					90,116
1,068	Duke Energy Corp.					102,378
569	Edison International					42,914
217	Entergy Corp.					25,467
206	Eversource Energy					17,607
345	Exelon Corp.					16,667
1,377	FirstEnergy Corp.					66,413
153	NextEra Energy, Inc.					35,647
38	NRG Energy, Inc.					1,505
1,009	PPL Corp.					31,773
816	Public Service Enterprise Group, Inc.					50,657
191	Sempra Energy					28,194
954	Southern Co.					58,929
250	WEC Energy Group, Inc.					23,775
490	Xcel Energy, Inc.					31,796
						719,751
RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares						Value
	COMMON STOCKS - 73.2% (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
122	Emerson Electric Co.					$8,157
758	Universal Display Corp.					127,268
						135,425
	ELECTRONICS - 0.4%
199	Agilent Technologies, Inc.					15,249
49	Amphenol Corp.					4,729
552	Honeywell International, Inc.					93,398
373	TE Connectivity Ltd.					34,756
						148,132
	ENERGY-ALTERNATIVE SOURCES- 0.0%
100	First Solar, Inc. *					5,801

	ENGINEERING & CONSTRUCTION - 0.2%
3,067	Fluor Corp.					58,672

	ENVIRONMENTAL CONTROL - 0.3%
333	Republic Services, Inc.					28,821
674	Waste Management, Inc.					77,510
						106,331
	FOOD - 2.0%
458	Campbell Soup Co.					21,489
1,673	General Mills, Inc.					92,216
551	Hershey Co.					85,399
27	JM Smucker Co.					2,970
823	Kellogg Co.					52,960
6,699	Kraft Heinz Co.					187,137
2,860	Kroger Co.					73,731
609	Mondelez International, Inc.					33,690
7	Sysco Corp.					556
1,822	Tyson Foods, Inc.					156,947
						707,095
	FOREST PRODUCTS & PAPER - 0.0%
154	International Paper, Co.					6,440

	HAND/MACHINE TOOLS - 0.0%
76	Stanley Black & Decker, Inc.					10,975

	HEALTHCARE-PRODUCTS - 2.6%
2,168	Abbott Laboratories					181,397
863	Baxter International, Inc.					75,487
81	Becton Dickinson and Co.					20,490
608	Boston Scientific Corp. *					24,739
160	Danaher Corp.					23,109
675	DENTSPLY SIRONA, Inc.					35,984
584	Edwards Lifesciences Corp. *					128,427
34	Henry Schein, Inc. *					2,159
467	Hologic, Inc. *					23,579
23	Intuitive Surgical, Inc. *					12,418
2,135	Medtronic PLC					231,904
163	Stryker Corp.					35,257
101	Thermo Fisher Scientific, Inc.					29,418
538	Zimmer Biomet Holdings, Inc.					73,851
						898,219
	HEALTHCARE-SERVICES - 1.8%
800	Anthem, Inc.					192,080
2,354	Centene Corp. *					101,834
334	DaVita, Inc. *					19,061
559	HCA Healthcare, Inc.					67,315
220	Humana, Inc.					56,247
200	Laboratory Corp. of America Holdings *					33,600
251	Quest Diagnostics, Inc.					26,864
356	UnitedHealth Group, Inc.					77,366
334	Universal Health Services, Inc.					49,683
						624,050
RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares						Value
	COMMON STOCKS - 73.2% (Continued)
	HOME BUILDERS - 0.3%
690	DR Horton, Inc.					$36,370
446	Lennar Corp.					24,909
1,143	PulteGroup, Inc.					41,777
						103,056
	HOME FURNISHINGS - 0.0%
8	Whirlpool Corp.					1,267

	HOUSEHOLD PRODUCTS/WARES - 0.2%
231	Clorox Co.					35,082
330	Kimberly-Clark Corp.					46,876
						81,958
	HOUSEWARES - 0.1%
1,167	Newell Brands, Inc.					21,846

	INSURANCE - 1.8%
131	Aflac, Inc.					6,854
126	Allstate Corp.					13,694
2,171	American International Group, Inc.					120,925
112	Aon PLC					21,680
271	Berkshire Hathaway, Inc. *					56,373
329	Chubb Ltd.					53,114
202	Hartford Financial Services Group, Inc.					12,243
61	Lincoln National Corp.					3,680
604	Marsh & McLennan Cos., Inc.					60,430
2,514	MetLife, Inc.					118,560
1,126	Principal Financial Group, Inc.					64,340
128	Progressive Corp.					9,888
53	Prudential Financial, Inc.					4,767
598	Travelers Cos., Inc.					88,917
						635,465
	INTERNET - 3.0%
32	Alibaba Group Holding Ltd. - ADR *					5,351
37	Alphabet, Inc. *					45,103
47	Amazon.com, Inc. *					81,588
735	Baidu, Inc. - ADR *					75,529
22	Booking Holdings, Inc. *					43,177
1,209	eBay, Inc.					47,127
393	Expedia Group, Inc.					52,823
34	F5 Networks, Inc. *					4,774
589	Facebook, Inc. *					104,889
789	Netflix, Inc. *					211,152
20	Palo Alto Networks, Inc. *					4,077
3,538	Symantec Corp.					83,603
118	TripAdvisor, Inc. *					4,564
5,706	Twitter, Inc. *					235,087
344	VeriSign, Inc. *					64,889
						1,063,733
	IRON/STEEL - 0.5%
58	Nucor Corp.					2,953
14,167	United States Steel Corp.					163,629
						166,582
	LEISURE TIME - 0.2%
166	Carnival Corp.					7,256
101	Harley-Davidson, Inc.					3,633
32	Polaris Industries, Inc.					2,816
422	Royal Caribbean Cruises Ltd.					45,715
						59,420
	LODGING - 1.1%
1,286	Hilton Worldwide Holdings, Inc.					119,739
315	Las Vegas Sands Corp.					18,194
415	Marriott International, Inc.					51,614
1,029	MGM Resorts International					28,524
535	Wyndham Worldwide Corp.					24,621
1,374	Wynn Resorts Ltd.					149,381
						392,073
RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares						Value
	COMMON STOCKS - 73.2% (Continued)
	MACHINERY- CONSTRUCTION & MINING- 0.3%
799	Caterpillar, Inc.					$100,922

	MACHINERY-DIVERSIFIED - 0.1%
84	Cummins, Inc.					13,664
46	Deere & Co.					7,759
75	Dover Corp.					7,467
15	Rockwell Automation, Inc.					2,472
						31,362
	MEDIA - 1.9%
1,029	CBS Corp.					41,541
391	Charter Communications, Inc. *					161,139
4,545	Comcast Corp.					204,889
426	Discovery, Inc. *					11,344
754	DISH Network Corp. *					25,689
42	Liberty Global PLC *					1,040
2,330	Viacom, Inc.					55,990
1,264	Walt Disney Co.					164,724
						666,356
	MINING - 0.2%
5,939	Freeport-McMoRan, Inc.					56,836
289	Newmont Goldcorp Corp.					10,959
						67,795
	MISCELLANEOUS MANUFACTURING - 1.2%
296	3M Co.					48,662
1,072	Eaton Corp PLC					89,137
1,905	General Electric Co.					17,031
703	Illinois Tool Works, Inc.					110,012
1,099	Ingersoll-Rand PLC					135,408
38	Parker-Hannifin Corp.					6,863
81	Textron, Inc.					3,966
						411,079
	OFFICE/BUSINESS EQUIPMENT - 0.0%
438	Xerox Corp.					13,101

	OIL & GAS - 3.1%
3,404	Apache Corp.					87,142
3,576	Cabot Oil & Gas Corp.					62,830
784	Chevron Corp.					92,982
633	Cimarex Energy Co.					30,346
1,305	Concho Resources, Inc.					88,610
545	ConocoPhillips					31,054
827	Continental Resources, Inc. *					25,463
794	Devon Energy Corp.					19,104
10,895	Encana Corp.					50,117
16	EOG Resources, Inc.					1,188
2,517	EQT Corp.					26,781
750	Exxon Mobil Corp.					52,958
617	Helmerich & Payne, Inc.					24,723
383	Hess Corp.					23,164
204	HollyFrontier Corp.					10,943
2,265	Marathon Oil Corp.					27,792
116	Marathon Petroleum Corp.					7,047
1,516	Murphy Oil Corp.					33,519
1,876	Noble Energy, Inc.					42,135
1,112	Occidental Petroleum Corp.					49,451
374	Phillips 66					38,298
28	Pioneer Natural Resources Co.					3,522
18,230	Range Resources Corp.					69,639
9,092	Transocean Ltd. *					40,641
422	Valero Energy Corp.					35,971
14,939	Whiting Petroleum Corp. *					119,960
						1,095,380
RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares						Value
	COMMON STOCKS - 73.2% (Continued)
	OIL & GAS SERVICES - 0.5%
265	Baker Hughes a GE Co.					$6,148
2,736	Halliburton Co.					51,574
1,782	National Oilwell Varco, Inc.					37,778
1,475	Schlumberger Ltd.					50,401
567	TechnipFMC PLC					13,687
						159,588
	PACKAGING & CONTAINERS - 0.5%
2,398	Ball Corp.					174,598
155	Sealed Air Corp.					6,434
						181,032
	PHARMACEUTICALS - 2.6%
825	AbbVie, Inc.					62,469
742	Allergan PLC					124,871
926	AmerisourceBergen Corp.					76,238
622	Bristol-Myers Squibb Co.					31,542
381	Cardinal Health, Inc.					17,979
192	Cigna Corp.					29,144
2,445	CVS Health Corp.					154,206
148	Eli Lilly & Co.					16,551
491	Johnson & Johnson					63,526
49	McKesson Corp.					6,696
411	Merck & Co., Inc.					34,598
771	Mylan NV *					15,250
309	Perrigo Co PLC					17,270
3,865	Pfizer, Inc.					138,869
20,338	Teva Pharmaceutical Industries Ltd. *					139,925
						929,134
	PIPELINES - 2.0%
1,219	Enbridge, Inc.					42,763
7,462	Energy Transfer Partners LP					97,603
15,801	Kinder Morgan, Inc.					325,659
2,399	ONEOK, Inc.					176,782
3,093	Williams Cos., Inc.					74,418
						717,225
	REAL ESTATE - 0.1%
824	CBRE Group, Inc. *					43,680

	REITS - 3.8%
567	American Tower Corp.					125,381
3,102	Annaly Capital Management, Inc.					27,298
142	AvalonBay Communities, Inc.					30,577
314	Boston Properties, Inc.					40,713
1,045	Crown Castle International Corp.					145,265
76	Equinix, Inc.					43,837
591	Equity Residential					50,980
1,578	HCP, Inc.					56,224
2,940	Host Hotels & Resorts, Inc.					50,833
1,144	Kimco Realty Corp.					23,887
1,529	Prologis, Inc.					130,301
824	Public Storage					202,102
737	SBA Communications Corp. *					177,728
272	Simon Property Group, Inc.					42,337
1,011	Ventas, Inc.					73,833
150	Vornado Realty Trust					9,551
475	Welltower, Inc.					43,059
2,010	Weyerhaeuser Co.					55,677
						1,329,583
	RETAIL - 7.5%
33	Advance Auto Parts, Inc.					5,458
59	AutoZone, Inc. *					63,993
2,813	Bed Bath & Beyond, Inc.					29,930
550	Best Buy Co., Inc.					37,945
242	CarMax, Inc. *					21,296
89	Chipotle Mexican Grill, Inc. *					74,802
769	Costco Wholesale Corp.					221,557
106	Darden Restaurants, Inc.					12,531
216	Dollar General Corp.					34,331
12	Dollar Tree, Inc. *					1,370
RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares						Value
	COMMON STOCKS - 73.2% (Continued)
	RETAIL - 7.5% (Continued)
91	Foot Locker, Inc.					$3,928
1,379	Gap, Inc.					23,939
843	Home Depot, Inc.					195,593
2,154	Kohl's Corp.					106,968
1,389	L Brands, Inc.					27,211
2,487	Lowe's Cos., Inc.					273,471
16,544	Macy's, Inc.					257,094
535	McDonald's Corp.					114,870
3,527	Nordstrom, Inc.					118,754
7	O'Reilly Automotive, Inc. *					2,790
81	Ross Stores, Inc.					8,898
2,285	Signet Jewelers Ltd.					38,297
3,734	Starbucks Corp.					330,160
2,623	Target Corp.					280,425
156	Tiffany & Co.					14,450
1,848	TJX Cos., Inc.					103,008
709	Tractor Supply Co.					64,122
23	Ulta Beauty, Inc. *					5,765
120	Urban Outfitters, Inc. *					3,371
1,054	Walgreens Boots Alliance, Inc.					58,297
171	Walmart, Inc.					20,294
594	Yum! Brands, Inc.					67,377
						2,622,295
	SEMICONDUCTORS - 5.0%
6,845	Advanced Micro Devices, Inc. *					198,437
1,297	Analog Devices, Inc.					144,914
2,395	Applied Materials, Inc.					119,511
264	Broadcom, Inc.					72,882
2,861	Intel Corp.					147,427
29	KLA-Tencor Corp.					4,624
723	Lam Research Corp.					167,092
2,792	Marvell Technology Group Ltd.					69,716
213	Maxim Integrated Products, Inc.					12,335
591	Microchip Technology, Inc.					54,910
834	Micron Technology, Inc. *					35,737
875	NVIDIA Corp.					152,311
234	Qorvo, Inc. *					17,349
2,827	QUALCOMM, Inc.					215,644
1,551	Texas Instruments, Inc.					200,451
1,396	Xilinx, Inc.					133,876
						1,747,216
	SOFTWARE - 3.4%
2,570	Activision Blizzard, Inc.					136,004
334	Adobe Systems, Inc. *					92,267
250	Akamai Technologies, Inc. *					22,845
40	Autodesk, Inc. *					5,908
1,305	Cerner Corp.					88,962
832	Citrix Systems, Inc.					80,305
856	Electronic Arts, Inc. *					83,734
479	Fidelity National Information Services, Inc.					63,592
1,999	Fiserv, Inc. *					207,075
175	Intuit, Inc.					46,539
603	Microsoft Corp.					83,835
158	Oracle Corp.					8,695
1,759	Paychex, Inc.					145,592
259	salesforce.com, Inc. *					38,446
176	ServiceNow, Inc. *					44,678
27	Splunk, Inc. *					3,182
60	Vmware, Inc.					9,004
282	Workday, Inc. *					47,929
						1,208,592
RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares						Value
	COMMON STOCKS - 73.2% (Continued)
	TELECOMMUNICATIONS - 2.3%
3,279	AT&T, Inc.					$124,077
16,093	CenturyLink, Inc.					200,841
1,237	Cisco Systems, Inc.					61,120
213	Corning, Inc.					6,075
119	Juniper Networks Inc					2,945
265	Motorola Solutions, Inc.					45,159
12,720	Sprint Corp. *					78,482
1,450	T-Mobile US, Inc. *					114,216
2,448	Verizon Communications, Inc.					147,761
1,697	Vodafone Group PLC - ADR					33,787
						814,463
	TEXTILES - 0.0%
27	Mohawk Industries, Inc. *					3,350

	TOYS & GAMES - 0.2%
455	Hasbro, Inc.					54,004
36	Mattel, Inc. *					410
						54,414
	TRANSPORTATION - 1.2%
134	CH Robinson Worldwide, Inc.					11,361
178	CSX Corp.					12,330
49	Expeditors International of Washington, Inc.					3,640
36	FedEx Corp.					5,240
59	Kansas City Southern					7,848
86	Norfolk Southern Corp.					15,451
520	Union Pacific Corp.					84,230
2,279	United Parcel Service, Inc.					273,070
						413,170

	TOTAL COMMON STOCKS (Cost - $25,682,765)					25,757,294

	EXCHANGE TRADED FUNDS - 1.8%
406	Invesco QQQ Trust Series 1					76,657
113	iShares Russell 2000 ETF					17,101
1,838	SPDR S&P 500 ETF Trust					545,463
	TOTAL EXCHANGE TRADED FUNDS (Cost - $639,893)					639,221

	SHORT-TERM INVESTMENTS - 14.4%
5,071,696	Federated Treasury Obligations, Institutional Class, 1.84% **					5,071,696
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,071,696)

	TOTAL INVESTMENTS - 89.4% (Cost - $31,394,354)					$31,468,211
	OTHER ASSETS LESS LIABILITIES - 10.6%					3,742,090
	NET ASSETS - 100.0%					$35,210,301

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-income producing securities.
** Rate shown represents the rate at September 30, 2019, and is subject to change and resets daily.
RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
						Unrealized
			Underlying Face			Appreciation /
Long Contracts		Counterparty	Amount at Value ($)		Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.1) %
40	90 Day Euro Future	ADM	9,844,500		June-20	$6,900
137	90 Day Sterling Future	ADM	20,981,800	GBP	June-20	24,480
27	Australian 10Y Bond Future	ADM	2,683,254	AUD	December-19	(8,476)
11	CAC40 10 Euro Future	ADM	680,678	EUR	October-19	6,439
3	E-Mini Russell 2000 Future	ADM	228,750		December-19	(10,105)
11	Euro-Bund Future	ADM	2,089,642	EUR	December-19	13,131
11	FTSE 100 Future	ADM	1,000,856	GBP	December-19	15,460
3	FTSE/MIB Future	ADM	360,845	EUR	December-19	4,129
26	Gold 100 Oz Future +	ADM	3,829,540		December-19	(78,519)
8	Japanese 10 Year Bond (OSE)	ADM	11,474,994	JPY	December-19	41,740
5	Japanese Yen Future	ADM	581,125		December-19	(2,543)
54	Long Gilt Future	ADM	8,932,896	GBP	December-19	130,237
28	Mexican Peso Future	ADM	700,840		December-19	(4,780)
6	Nikkei 225 (SGX) Future	ADM	603,470	JPY	December-19	(92)
56	Platinum Future +	ADM	2,489,760		January-20	(163,147)
7	S&P/TSX 60 IX Future	ADM	1,053,278	CAD	December-19	7,474
36	S&P 500 E-mini Future	ADM	5,361,300		December-19	(42,301)
16	Silver Future +	ADM	1,370,400		March-20	(34,600)
26	SPI 200 Future	ADM	2,929,340	AUD	December-19	7,714
5	Topix Index Future	ADM	734,675	JPY	December-19	(6,421)
46	US 10 Year Note (CBT) Future	ADM	5,994,375		December-19	50,973
	Net Unrealized Depreciation From Open Long Futures Contracts					$(42,307)

						Unrealized
			Underlying Face			Appreciation /
Short Contracts		Counterparty	Amount at Value ($)		Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.8) %
(5)	AUD/USD Currency Future	ADM	(338,400)		December-19	6,208
(4)	C$ Currency Future	ADM	(302,520)		December-19	1,000
(9)	Cocoa Future +	ADM	(219,780)		December-19	(13,027)
(31)	Coffee Future +	ADM	(1,175,869)		December-19	20,285
(4)	Copper Future +	ADM	(257,850)		December-19	7,412
(197)	Corn Future +	ADM	(3,821,800)		December-19	(193,080)
(34)	Cotton No. 2 Future +	ADM	(1,046,350)		March-20	25,923
(7)	Euro FX Currency Future	ADM	(959,219)		December-19	10,719
(19)	GBP Currency Future	ADM	(1,464,425)		December-19	13,397
(6)	Hang Seng Future	ADM	(996,581)	HKD	October-19	9,009
(1)	IBEX 35 Index Future	ADM	(100,653)	EUR	October-19	(2,432)
(4)	Lean Hogs Future +	ADM	(116,160)		December-19	(11,998)
(66)	Live Cattle Future +	ADM	(2,911,920)		December-19	(128,357)
(5)	LME Aluminum Future +	ADM	(213,469)		October-19	16,318
(3)	LME Aluminum Future +	ADM	(128,522)		October-19	6,515
(1)	LME Aluminum Future +	ADM	(42,943)		November-19	1,307
(1)	LME Aluminum Future +	ADM	(43,190)		December-19	431
(1)	LME Copper Future +	ADM	(142,966)		November-19	5
(1)	LME Copper Future +	ADM	(143,097)		December-19	4,962
(10)	Natural Gas Future +	ADM	(233,000)		November-19	18,171
(6)	NY Harbor ULSD Future +	ADM	(478,094)		November-19	23,636
(37)	Soybean Future +	ADM	(1,676,100)		November-19	(21,815)
(187)	Sugar #11 (WORLD) Future +	ADM	(2,649,416)		March-20	(99,548)
(45)	Wheat Future +	ADM	(1,115,438)		December-19	(42,799)
(14)	WTI Crude Future +	ADM	(756,980)		November-19	64,471
	Net Unrealized Depreciation From Open Short Futures Contracts					$(283,287)
	Total Unrealized Depreciation from Open Futures Contracts					$(325,594)

+ All or a portion of this investment is a holding of the RNW Fund, Ltd.

AUD - Australian Dollar		GBP - United Kingdom Pound
CAD - Canadian Dollar		HKD - Hong Kong Dollar
EUR - Euro		JPY - Japanese Yen

CONTEXT INSURANCE LINKED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares					Value
	COMMON STOCK - 1.6%
32,452	Blue Capital Reinsurance Holdings Ltd.				$239,171
	TOTAL COMMON STOCK (Cost - $221,756)
Principal ($)		Variable Rate	Coupon Rate (%)	Maturity
	BONDS & NOTES - 54.0%
4,750,000	Akibare Re Ltd. (a,b) ^	6 Month LIBOR + 0.50%	2.9811	4/7/2020	74,737
750,000	Akibare Re Ltd. (a,b)	3 Month LIBOR + 1.90%	4.2089	4/7/2022	649,875
500,000	Akibare Re Ltd. (a,b)	3 Month LIBOR + 1.90%	4.2189	4/7/2022	449,500
340,000	Allied World Assurance Co. Holdings Ltd.		4.3500	10/29/2025	353,149
500,000	Atmos RE Dac (a,b)	3M Euro LIBOR + 4.50%	4.5000	2/14/2022	316,158
500,000	Buffalo RE Ltd. (a,b)	6 Month LIBOR + 7.17%	9.2584	4/7/2020	492,050
1,000,000	Casablanca Re Ltd. (a,b)	6 Month LIBOR + 4.86%	7.2646	6/4/2023	998,540
750,000	FloodSmart Re Ltd. (a,b)	3 Month T-Bill + 11.25%	13.2637	3/7/2025	751,350
250,000	FloodSmart Re Ltd. (a,b)	3 Month T-Bill + 14.50%	16.3302	3/7/2025	250,450
1,250,000	Frontline Re Ltd. (a,b)	3 Month T-Bill + 7.74%	9.1876	7/6/2022	1,128,250
250,000	Hexagon Reinsurance DAC (a,b)	3M Euro LIBOR + 8.22%	8.2200	1/19/2022	268,925
250,000	International Bank for Reconstruction & Development (a,b)	3 Month LIBOR + 8.25%	10.2081	2/14/2020	248,800
200,000	Kemper Corp.		4.3500	2/15/2025	211,302
500,000	Nakama Re Ltd. (a,b)	6 Month LIBOR + 2.20%	4.0289	10/13/2021	496,850
250,000	Pelican IV Re Ltd. (a,b)	3 Month LIBOR + 4.00%	4.0921	5/7/2021	250,300
200,000	Radian Group, Inc.		4.5000	10/1/2024	206,000
250,000	Residential Reinsurance 2015 Ltd. (a,b)	3 Month T-Bill + 10.97%	12.9180	6/7/2021	6,250
750,000	SD Re Ltd. (a,b)	3 Month LIBOR + 4.00%	6.1425	10/19/2021	729,300
40,000	Third Point Re USA Holdings, Inc.		7.0000	2/13/2025	40,386
	TOTAL BONDS & NOTES (Cost - $10,678,406)				7,922,172

	PREFERRED STOCKS - 39.2%
	INSURANCE - 39.2%
16,000	American International Group, Inc.		5.8500	Perpetual	436,480
20,000	Arch Capital Group Ltd.		5.2500	Perpetual	507,200
10,813	Arch Capital Group Ltd.		5.4500	Perpetual	278,867
4,000	Aspen Insurance Holdings Ltd.		5.6250	Perpetual	104,480
7,000	Aspen Insurance Holdings Ltd.		5.6500	Perpetual	179,550
14,000	Aspen Insurance Holdings Ltd. (b)	3 Month LIBOR + 4.06%	5.9500	Perpetual	395,500
22,000	Axis Capital Holdings Ltd.		5.5000	Perpetual	566,720
21,000	Enstar Group Ltd. (b)	3 Month LIBOR + 4.02%	7.0000	Perpetual	569,520
10,000	Enstar Group Ltd.		7.0000	Perpetual	267,000
10,000	Hanover Insurance Group, Inc.		6.3500	3/30/2053	254,700
19,036	National General Holdings Corp.		7.5000	Perpetual	466,763
10,330	National General Holdings Corp.		7.5000	Perpetual	254,118
13,289	PartnerRe Ltd.		5.8750	Perpetual	346,444
8,311	Reinsurance Group of America, Inc. (b)	3 Month LIBOR + 4.04%	5.7500	6/15/2056	235,202
16,800	RenaissanceRe Holdings Ltd.		5.7500	Perpetual	449,232
924	WR Berkley Corp.		5.6250	4/30/2053	23,174
16,200	WR Berkley Corp.		5.7500	6/1/2056	417,474
	TOTAL PREFERRED STOCKS (Cost - $5,348,746)				5,752,424

Shares
	SHORT-TERM INVESTMENTS - 4.4%
636,052	Morgan Stanley Institutional Liquidity Fund - Treasury Securities Portfolio, Institutional Class, 1.85% *				636,052
	TOTAL SHORT-TERM INVESTMENTS (Cost - $636,052)

	TOTAL INVESTMENTS (Cost $16,884,960) - 99.2%				$14,549,819
	OTHER ASSETS LESS LIABILITIES - 0.8%				112,833
	NET ASSETS - 100.0%				$14,662,652

* Rate shown represents the rate at Setpember 30, 2019, and is subject to change and resets daily.
(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $7,111,335 or 48.50% of net assets.

(b) Variable rate security; the rate shown represents the rate on September 30, 2019.
Perpetual - Perpetual preferred stocks are fixed income instruments without defined maturity dates
^ The Advisor determined this securitiy is illiquid; total illiquid security represents 0.5% of net assets.
LIBOR - London Interbank Offered Rate

RATIONAL SPECIAL SITUATIONS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 93.2%
	ASSET BACKED SECURITIES - 91.7%
1,515,645	ABFS Mortgage Loan Trust 2003-1 (a)	1 Month LIBOR + 2.25%	4.2775	8/15/2033	$1,502,774
9,718	ACE Securities Corp Home Equity Loan Trust Series 2007-WM1 (a)	1 Month LIBOR + 0.07%	2.2152	11/25/2036	4,854
144,367	Adjustable Rate Mortgage Trust 2005-10 (c)		4.3216	1/25/2036	136,586
273,750	Adjustable Rate Mortgage Trust 2005-10 (a)	1 Month LIBOR + 0.54%	2.6853	1/25/2036	257,959
75,011	Aegis Asset Backed Securities Trust 2004-6 (a)	1 Month LIBOR + 1.00%	3.0184	3/25/2035	72,680
86,655	AFC Home Equity Loan Trust (a)	1 Month LIBOR + 0.72%	2.7384	9/22/2028	84,090
134,156	Alternative Loan Trust 2005-17 (a)	1 Month LIBOR + 0.56%	2.7052	7/25/2035	96,615
91,097	American Home Mortgage Investment Trust 2004-1 (a)	1 Month LIBOR + 0.90%	3.0453	4/25/2044	87,829
18,983	American Home Mortgage Investment Trust 2004-4 (a)	1 Month LIBOR + 0.20%	2.2184	9/25/2030	18,682
137,043	American Home Mortgage Investment Trust 2005-1 (a)	1 Month LIBOR + 2.00%	4.1849	6/25/2045	137,332
362,949	American Home Mortgage Investment Trust 2005-2 (d)		5.3280	9/25/2035	309,844
450,047	American Home Mortgage Investment Trust 2006-2 (a)	1 Month LIBOR + 0.22%	2.3653	6/25/2036	77,749
363,967	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 AR1 (a)	1 Month LIBOR + 4.50%	4.0542	1/25/2033	364,473
9,686	Asset Backed Securities Corp Home Equity Loan Trust Series AMQ 2007-HE2 (a)	1 Month LIBOR + 0.08%	2.2253	5/25/2037	7,295
86,018	Asset-Backed Pass Through Certificates 2002-3 (a)	1 Month LIBOR + 2.85%	4.8684	8/25/2032	86,190
565,000	Banc of America Commercial Mortgage Trust 2015-UBS7		3.1670	9/15/2048	470,799
225,399	Banc of America Funding 2005-E Trust (a)	COF 11 + 1.43%	2.5850	6/20/2035	166,636
210,364	Banc of America Funding 2006-D Trust (c)		3.5368	5/20/2036	194,121
1,124,540	BCMSC Trust 1999-A (c)		6.7000	3/15/2029	1,156,755
62,778	Bear Stearns ALT-A Trust 2004-11 (c)		4.6733	11/25/2034	62,799
163,190	Bear Stearns ALT-A Trust 2006-3 (c)		4.5164	5/25/2036	129,705
59,309	Bear Stearns ALT-A Trust II 2007-1 (c)		3.9736	9/25/2047	47,607
121,932	Bear Stearns Asset Backed Securities Trust 2006-SD3 (c)		4.3675	7/25/2036	122,329
376,176	Bear Stearns Asset Backed Securities Trust 2006-SD4 (a)	MTA + 0.98%	3.4261	10/25/2036	158,966
97,546	Bear Stearns Asset Backed Securities Trust 2007-SD1 (c)		3.5320	10/25/2036	66,134
60,540	Bear Stearns Mortgage Funding Trust 2006-AR5 (a)	1 Month LIBOR + 0.19%	2.2084	1/25/2037	59,837
61,280	Bear Stearns Mortgage Securities, Inc. (c)		6.2840	3/25/2031	60,923
33,066	Bella Vista Mortgage Trust 2005-1 (a)	1 Month LIBOR + 0.54%	2.5859	2/22/2035	31,153
207,425	Centex Home Equity Loan Trust 2004-C (a)	1 Month LIBOR + 0.80%	2.8134	6/25/2034	207,055
332,914	Centex Home Equity Loan Trust 2004-D (d)		5.5600	9/25/2034	343,517
53,012	Chase Funding Trust Series 2003-6 (d)		5.0297	11/25/2034	55,520
4,737	CHL Mortgage Pass-Through Trust 2005-7 (a)	1 Month LIBOR + 0.72%	2.7384	3/25/2035	2,014
6,858	CHL Mortgage Pass-Through Trust 2005-11 (a)	1 Month LIBOR + 0.32%	2.7853	4/25/2035	3,041
293,050	Citigroup Mortgage Loan Trust 2006-AR5 (c)		4.4313	7/25/2036	268,650
33,896	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	1/25/2037	33,395
19,867	ContiMortgage Home Equity Loan Trust 1997-4 (c)		7.3300	10/15/2028	86,509
25,572	Countrywide Asset-Backed Certificates (c)		5.8340	7/25/2034	25,942
104,893	Countrywide Asset-Backed Certificates (d)		5.2520	2/25/2035	104,603
30,752	Countrywide Asset-Backed Certificates (c)		4.2941	1/25/2037	30,812
126,876	Credit Suisse First Boston Mortgage Securities Corp. (c)		4.5075	11/25/2032	121,089
331,559	Credit-Based Asset Servicing & Securitization LLC (d)		3.4281	12/25/2036	304,143
556,234	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 (c)		4.1693	6/25/2034	552,429
4,138	CWABS Asset-Backed Certificates Trust 2006-11 (c)		4.2267	9/25/2046	4,123
41,596	CWABS Revolving Home Equity Loan Trust Series 2004-J (a)	1 Month LIBOR + 0.29%	2.3175	12/15/2033	41,229
116,592	CWHEQ Revolving Home Equity Loan Trust Series 2006-I (a)	1 Month LIBOR + 0.14%	2.1675	1/15/2037	111,526
303,668	Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2 (c)		5.2308	6/25/2036	295,059
46,920	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1 (c)		5.5000	9/25/2033	40,723
69,630	DSLA Mortgage Loan Trust 2004-AR1 (a)	1 Month LIBOR + 0.82%	2.8770	9/19/2044	71,319
57,658	First Horizon Alternative Mortgage Securities Trust 2005-AA1 (c)		3.8958	3/25/2035	46,878
44,851	First Horizon Mortgage Pass-Through Trust 2000-H (c)		4.7772	5/25/2030	39,874
248,800	First Horizon Mortgage Pass-Through Trust 2004-FL1 (a)	1 Month LIBOR + 0.27%	2.2884	2/25/2035	236,061
237,776	FirstCity Capital Home Equity Loan Trust 1998-2 (a,b)	1 Month LIBOR + 0.80%	2.8184	1/25/2029	237,588
69,000	Fremont Home Loan Trust 2005-A (a)	1 Month LIBOR + 0.74%	2.8802	1/25/2035	68,339
26,784	GMACM Home Equity Loan Trust 2005-HE1 (a)	1 Month LIBOR + 0.50%	2.5184	8/25/2035	31,780
766,331	GreenPoint Mortgage Funding Trust 2005-AR4 (a)	1 Month LIBOR + 0.52%	2.6652	10/25/2045	781,107
626,762	GreenPoint Mortgage Funding Trust 2005-AR4 (a)	1 Month LIBOR + 0.20%	2.3452	10/25/2045	562,189
273,876	GreenPoint Mortgage Funding Trust 2005-AR5 (a)	1 Month LIBOR + 0.56%	2.7052	11/25/2045	227,718
102,639	GreenPoint Mortgage Funding Trust 2006-AR3	1 Month LIBOR + 0.21%	2.3552	4/25/2036	98,357
552,667	GreenPoint Mortgage Loan Trust 2004-1 (a)	1 Month LIBOR + 0.58%	2.5934	10/25/2034	504,654
126,000	GS Mortgage Securities Trust 2011-GC5 (b,c)		5.5564	8/10/2044	125,463
214,321	GSR Mortgage Loan Trust 2003-1 (c)		4.5162	3/25/2033	208,028
174,299	HarborView Mortgage Loan Trust 2003-1 (c)		4.6034	5/19/2033	167,760
8,748	HarborView Mortgage Loan Trust 2005-1 (a)	1 Month LIBOR + 0.66%	2.8420	3/19/2035	6,004
41,077	HarborView Mortgage Loan Trust 2005-8 (a)	1 Month LIBOR + 0.66%	2.7170	9/19/2035	36,931
125,899	HarborView Mortgage Loan Trust 2005-14 (c)		4.7138	12/19/2035	121,335
27,986	Home Equity Mortgage Trust (a)	1 Month LIBOR + 2.50%	4.6452	6/25/2034	120,828
24,758	Home Equity Mortgage Trust 2007-1 (a)	1 Month LIBOR + 0.34%	2.3584	5/25/2037	23,253
11,759	Impac CMB Trust Series 2003-8 (a)	1 Month LIBOR + 2.63%	4.6434	10/25/2033	11,707
21,401	Impac CMB Trust Series 2003-8 (a)	1 Month LIBOR + 4.50%	6.5184	10/25/2033	19,895
70,041	Impac CMB Trust Series 2003-11 (a)	1 Month LIBOR + 4.50%	6.5184	10/25/2033	70,045
294,870	Impac CMB Trust Series 2004-10 (a)	1 Month LIBOR + 2.78%	4.7934	3/25/2035	298,699
45,414	IndyMac INDA Mortgage Loan Trust 2005-AR2 (c)		4.5323	1/25/2036	45,493
109,759	Irwin Home Equity Loan Trust 2004-1 (a)	1 Month LIBOR + 1.25%	3.2684	12/25/2034	108,101
120,586	Lehman XS Trust 2006-8 (d)		4.9879	6/25/2036	121,081
186,230	Lehman XS Trust 2007-5H (c)		3.2268	5/25/2037	154,180
5,658	Lehman XS Trust Series 2006-2N (a)	1 Month LIBOR + 0.26%	2.6652	2/25/2046	5,241
947,178	Luminent Mortgage Trust 2007-2 (a)	1 Month LIBOR + 0.23%	2.3753	5/25/2037	930,769
1,131,488	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (a)	MTA + 0.80%	3.2461	12/25/2046	1,737,792
1,231,186	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (a)	MTA + 0.85%	3.2961	12/25/2046	1,840,623
4,129,895	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (a)	MTA + 1.20%	3.6461	12/25/2046	6,256,791
66,003	MASTR Adjustable Rate Mortgages Trust 2007-1 (a)	1 Month LIBOR + 0.16%	2.3052	1/25/2047	71,292
RATIONAL SPECIAL SITUATIONS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 93.2% (Continued)
	ASSET BACKED SECURITIES - 91.7% (Continued)
1,022,773	MASTR Adjustable Rate Mortgages Trust 2007-1 (a)	MTA + 0.74%	3.1861	1/25/2047	$1,454,986
42,723	MASTR Adjustable Rate Mortgages Trust 2007-3 (a)	1 Month LIBOR + 0.42%	2.5652	5/25/2047	1,353,475
188,345	MASTR Adjustable Rate Mortgages Trust 2007-3 (a)	1 Month LIBOR + 0.68%	2.8253	5/25/2047	204,077
7,887	Merrill Lynch Mortgage Investors Trust Series 2005-A3 (a)	1 Month LIBOR + 0.27%	2.2884	4/25/2035	7,890
2,435	Morgan Stanley ABS Capital I Inc Trust 2007-HE4 (a)	1 Month LIBOR + 0.11%	2.2552	2/25/2037	1,093
121,174	Morgan Stanley Mortgage Loan Trust 2006-16AX (a)	1 Month LIBOR + 0.17%	2.1884	11/25/2036	49,393
269,929	Morgan Stanley Mortgage Loan Trust 2006-2		5.2500	2/25/2021	265,664
22,759	Morgan Stanley Mortgage Loan Trust 2006-7		5.0000	6/25/2021	19,455
310,636	NovaStar Mortgage Funding Trust Series 2006-MTA1 (a)	1 Month LIBOR + 0.38%	1.6316	9/25/2046	291,980
399,246	Option One Mortgage Loan Trust 2007-FXD2 (d)		6.1020	3/25/2037	407,110
907,100	RALI Series 2004-QA4 Trust (c)		5.1090	9/25/2034	715,234
117,213	RALI Series 2004-QA6 Trust (c)		4.6521	12/26/2034	99,106
46,230	RALI Series 2005-QA3 Trust (c)		4.8326	3/25/2035	41,573
136,821	RALI Series 2005-QA3 Trust (c)		5.0750	3/25/2035	46,739
188,898	RALI Series 2005-QA6 Trust (c)		4.7698	5/25/2035	142,027
53,408	RALI Series 2006-QA1 Trust (c)		5.7477	1/25/2036	47,532
244,058	RALI Series 2006-QA2 Trust (c)		5.7146	2/25/2036	222,053
151,527	RALI Series 2006-QS10 Trust		6.0000	8/25/2036	140,630
113,802	RALI Series 2006-QS12 Trust		5.0000	9/25/2036	105,305
1,107,746	RAMP Series 2004-SL3 Trust		8.5000	12/25/2031	789,269
29,895	RFMSI Series 2005-SA2 Trust (c)		4.5232	6/25/2035	29,840
1,226,420	SACO I Trust 2005-5 (a)	1 Month LIBOR + 0.75%	2.7684	8/25/2035	2,789,846
256,095	SACO I Trust 2005-5 (a)	1 Month LIBOR + 1.28%	3.2934	5/25/2035	255,307
68,210	SACO I Trust 2005-9 (a)	1 Month LIBOR + 0.69%	2.8352	12/25/2035	184,130
172,974	SACO I Trust 2005-WM2 (a)	1 Month LIBOR + 0.83%	2.9702	7/25/2035	578,622
211,699	SACO I Trust 2006-6 (a)	1 Month LIBOR + 0.26%	2.4053	6/25/2036	206,291
125,546	Sequoia Mortgage Trust 2007-1 (c)		4.2277	1/20/2047	110,812
2,389,643	Structured Adjustable Rate Mortgage Loan Trust (a)	1 Month LIBOR + 0.41%	2.5503	6/25/2034	2,284,688
224,880	Structured Asset Mortgage Investments II Trust 2006-AR2 (a)	1 Month LIBOR + 0.23%	2.3753	2/25/2036	221,873
190,622	Structured Asset Mortgage Investments II Trust 2006-AR3 (c)		3.8159	5/25/2036	127,819
60,827	Structured Asset Mortgage Investments II Trust 2006-AR5 (a)	1 Month LIBOR + 0.21%	2.3552	5/25/2046	52,657
92,605	Structured Asset Mortgage Investments II Trust 2006-AR6 (a)	1 Month LIBOR + 0.19%	2.3353	7/25/2046	73,895
3,458	Structured Asset Sec Corp Mort Pass-thr Cert Ser 2001-14a (c)		4.6170	7/25/2032	3,295
288,800	Wachovia Mortgage Loan Trust LLC Series 2006-A Trust (c)		4.3037	5/20/2036	289,549
530,154	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 Trust (c)		4.5147	2/25/2033	524,367
156,893	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 Trust (a)	MTA + 1.40%	3.8461	8/25/2042	150,494
119,710	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust (c)		4.4995	10/25/2033	121,808
1,526,357	WaMu Mortgage Pass-Through Certificates Series 2003-S4 (c)		5.6365	6/25/2033	862,683
148,279	WaMu Pass Through Certificates Series 2002-AR12 Trust (c)		4.5750	10/25/2032	139,003
11,818	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR1 Trust (a)	1 Month LIBOR + 0.25%	2.2684	2/25/2036	10,714
67,669	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 Trust (a)	MTA + 0.94%	3.3861	7/25/2046	50,042
82,764	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR8 Trust (a)	MTA + 0.85%	3.2961	10/25/2046	73,962
25,651	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-AR1 Trust (c)		3.8258	2/25/2033	25,179
35,981	Wells Fargo Mortgage Backed Securities 2003-I Trust (c)		4.7853	9/25/2033	29,412
170,531	Wells Fargo Mortgage Backed Securities 2004-K Trust (c)		4.9917	7/25/2034	172,144
376,501	Wells Fargo Mortgage Backed Securities 2005-11 Trust		5.5000	11/25/2035	383,645
					40,147,938

	COMMERCIAL MORTGAGE OBLIGATIONS - 1.5%
299,480	Fannie Mae Interest Strip		6.0000	1/25/2035	61,061
905,902	Fannie Mae Interest Strip		4.5000	8/25/2035	141,545
430,446	Fannie Mae Interest Strip		5.0000	1/25/2040	75,183
59,060,142	Government National Mortgage Association		0.2630	6/16/2040	328,097
6,352,166	Government National Mortgage Association (c)		0.1415	8/16/2048	65,747
					671,633

	TOTAL BONDS & NOTES (Cost - $34,608,994)				40,819,571
Shares
	SHORT-TERM INVESTMENTS - 8.2%
3,566,312	Federated Treasury Obligations Fund, Institutional Class, 1.84% *				3,566,312
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,566,312)

	TOTAL INVESTMENTS (Cost $38,175,305) - 101.4%				$44,385,883
	LIABILITIES LESS OTHER ASSETS - (1.4) %				(593,010)
	NET ASSETS - 100.0%				$43,792,873

* Rate shown represents the rate at September 30, 2019, and is subject to change and resets daily.
(a) Variable rate security; the rate shown represents the rate on September 30, 2019.
(b) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $363,051 or 0.83% of net assets.

(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d) Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2019.
COF - Cost of Funds
LIBOR - London Interbank offered rate
MTA - 12 Month Treasury Average Index

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2019 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies (except for exchange-traded funds) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.
There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.
Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2019 (Unaudited) (Continued)
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019, for each Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Dividend Capture Fund *
Assets:
Common Stocks	$14,765,372	$-	$-	$14,765,372
Exchange Traded Funds	852,868	-	-	852,868
Preferred Stocks	472,105	-	-	472,105
Short-Term Investments	1,463,387	-	-	1,463,387
Total Assets	$17,553,732	$-	$-	$17,553,732
Tactical Return Fund *
Assets:
Short-Term Investments	$26,167,785	94,550,201	-	$120,717,986
Total Assets	$26,167,785	$94,550,201	$-	$120,717,986
Liabilities:
Derivatives:
Written Options	$(95,500)	$-	$-	$(95,500)
Total Liabilities	$(95,500)	$-	$-	$(95,500)
Dynamic Brands Fund *
Assets:
Common Stocks	$30,474,164	$-	$-	$30,474,164
Short-Term Investments	766,630	-	-	766,630
Total Assets	$31,240,794	$-	$-	$31,240,794
Strategic Allocation Fund *
Assets:
Mutual Funds	$8,725,194	$-	$-	$8,725,194
Exchange-Traded Funds	1,040,170	-	-	1,040,170
Short-Term Investments	54,617	-	-	54,617
Total Assets	$9,819,981	$-	$-	$9,819,981
Trend Aggregation VA Fund *
Assets:
Common Stocks	$14,224,749	$-	$-	$14,224,749
Exchange Traded Funds	2,449,967	-	-	2,449,967
Short-Term Investments	1,142,482	-	-	1,142,482
Total Assets	$17,817,198	$-	$-	$17,817,198
Insider Buying VA Fund *
Assets:
Common Stocks	$26,318,350	$-	$-	$26,318,350
Short-Term Investments	449,366	-	-	449,366
Total Assets	$26,767,716	$-	$-	$26,767,716
Resolve Adaptive Asset Allocation Fund *
Assets:
Short-Term Investments	$42,908,880	-	-	$42,908,880
Derivatives:
Short Futures Contracts	585,531	-	-	585,531
Total Assets	$43,494,411	$-	$-	$43,494,411
Liabilities:
Derivatives:
Long Futures Contracts	$(43,566)	$-	$-	$(43,566)
Total Liabilities	$(43,566)	$-	$-	$(43,566)
NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2019 (Unaudited) (Continued)
Iron Horse Fund *
Assets:
Common Stocks	$5,999,195	$-	$-	$5,999,195
Short-Term Investments	182,866	-	-	182,866
Put Options Purchased	36,895	-	-	36,895
Total Assets	$6,218,956	$-	$-	$6,218,956
Liabilities:
Derivatives:
Call Options Written	$(446,559)	$-	$-	$(446,559)
Total Liabilities	$(446,559)	$-	$-	$(446,559)
NuWave Enhanced Market Opportunity Fund *
Assets:
Common Stocks	$25,757,294	-	-	$25,757,294
Exchange-Traded Funds	639,221	-	-	639,221
Short-Term Investments	5,071,696	-	-	5,071,696
Total Assets	$31,468,211	$-	$-	$31,468,211
Liabilities:
Derivatives:
Long Futures Contracts	$(42,307)	-	-	$(42,307)
Short Futures Contracts	$(283,287)	-	-	$(283,287)
Total Liabilities	$(325,594)	$-	$-	$(325,594)
Context Insurance Linked Income Fund *
Assets:
Common Stocks	$239,171	-	-	$239,171
Bonds & Notes	-	7,922,172	-	7,922,172
Preferred Stocks	5,752,424	-	-	5,752,424
Short-Term Investments	636,052	-	-	636,052
Total Assets	$6,627,647	$7,922,172	$-	$14,549,819
Special Situations Fund *
Assets:
Asset Backed Securities	$-	$40,147,938	$-	$40,147,938
Commercial Mortgage Obligations	-	671,633	-	671,633
Short-Term Investments	3,566,312	-	-	3,566,312
Total Assets	$3,566,312	$40,819,571	$-	$44,385,883

*Refer to the Portfolios of Investments for industry classifications. There were no level 3 securities held during the period for any Fund.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Consolidation of Subsidiaries – The consolidated financial statements of the Resolve Adaptive and NuWave Enhanced include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”) and RNW Fund Ltd. (“RNW” or “CFC”), wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.
The Funds may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with Resolve Adaptive and NuWave Enhanced investment objectives and policies.
Fund	Inception Date of CFC	CFC Net assets as of September 30, 2019	% of Net Assets as of September 30, 2019
RDMF Fund, Ltd.	8/5/2016	$935,214	1.98%
RNW Fund, Ltd.	3/2/2018	1,951,173	5.54%

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including futures and options), and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dividend Capture Fund	$18,858,082	$531,400	$(1,835,750)	$(1,304,350)
Tactical Return Fund	120,545,203	77,283	-	77,283
Dynamic Brands Fund	27,496,759	4,300,658	(556,623)	3,744,035
Strategic Allocation Fund	9,736,585	259,201	(175,805)	83,396
Trend Aggregation VA Fund	18,350,332	388,284	(921,418)	(533,134)
Insider Buying VA Fund	25,494,618	2,830,373	(1,557,275)	1,273,098
Resolve Adaptive Asset Allocation Fund	42,908,880	1,058,115	(516,150)	541,965
Iron Horse Fund	5,961,391	274,541	(463,535)	(188,994)
NuWave Enhanced Market Opportunity Fund	32,742,458	884,782	(2,484,623)	(1,599,841)
Context Insurance Linked Income Fund	16,884,960	468,835	(2,803,976)	(2,335,141)
Special Situtations Fund	38,175,305	7,565,150	(1,354,572)	6,210,578

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2019 (Unaudited) (Continued)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES
Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Fund's may be directly affected by the performance of the Federated Treasury Obligations Fund, Institutional Class and the Fidelity Insitutional Government Portfolio, Institution Class. The financial statements of the Federated Treasury Obligations Fund and Fidelity Institutional Government Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2019, the percentage of the Adaptive Asset Allocation's net assets invested in Fidelity Institutional Government Portfolio was 91.0%.

B. Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments
Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts - Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Written Options Contracts - Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Futures Contracts - Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2019 (Unaudited) (Continued)
The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2019, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized Gain (Loss)
Rational Tactical Return Fund	Options	Equity	$43,775
Rational Resolve Adaptive Asset Allocation Fund	Futures	Commodity	(14,709)
Rational Resolve Adaptive Asset Allocation Fund	Futures	Currency	569,381
Rational Resolve Adaptive Asset Allocation Fund	Futures	Equity	233,059
Rational Resolve Adaptive Asset Allocation Fund	Futures	Interest	(245,766)
Iron Horse Fund	Options	Equity	(92,524)
Rational NuWave Enhanced Opportunity	Futures	Commodity	(597,454)
Rational NuWave Enhanced Opportunity	Futures	Currency	24,001
Rational NuWave Enhanced Opportunity	Futures	Equity	(11,126)
Rational NuWave Enhanced Opportunity	Futures	Interest	258,985

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2019, is a reflection of the volume of derivative activity for the Funds.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	November 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	November 20, 2019

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer and Principal Financial Officer
Date:	November 20, 2019